Note 14 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 832,687
2024	757,998
2025	651,507
2026	374,428
2027	223,638
2028 and thereafter	504,571
Total	$ 3,344,829